Income taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax Credit Carryforward [Line Items]
Additional valuation allowance amount	$ 7.9
Effective income tax rate reconciliation, change in deferred tax assets valuation allowance, amount	7.9	$ 2.1	$ (9.8)
Undistributed earnings of certain foreign subsidiaries	27.7	0.0
Unrecognized deferred income tax liability	8.1
Penalties and interest accrued related to income tax liabilities	5.0	4.6
Reasonably possible decrease in amount of unrecognized tax benefits	1.3
Utilization of tax attributes, annual limitation	70.6
Utilization of tax attributes, cumulative limitation	$ 405.0
Foreign Tax Jurisdiction
Tax Credit Carryforward [Line Items]
Effective income tax rate reconciliation, change in deferred tax assets valuation allowance, amount		$ 2.1